Variable Interest Entity (Details) - CAD CAD in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents		CAD 269	CAD 242	CAD 230
Accounts receivable and other current assets		1,127	964
Utility capital assets		29,337	19,595
Intangible assets		1,011	541
Total assets		47,904	28,804
Liabilities [Abstract]
Accounts payable and other current liabilities		(1,970)	(1,419)
Other liabilities		(1,279)	(1,152)
Total liabilities		(31,454)	(18,451)
Net earnings
Revenue		6,838	6,757
Expenses
Operating		2,031	1,874
Depreciation and amortization		983	873
Finance charges		678	553
Net earnings (loss)		713	840
Gross capital expenditures		2,061	2,243
Dividends paid to non-controlling interests		53	23
Advances from non-controlling interests		CAD 1,361	20
Waneta Partnership
Variable Interest Entity [Line Items]
Controlling ownership interest (percent)		51.00%
Noncontrolling ownership (percent)		49.00%
Variable Interest Entity | Waneta Partnership
Variable Interest Entity [Line Items]
Controlling ownership interest (percent)		51.00%
Noncontrolling ownership (percent)		49.00%
General partner ownership (percent)		0.01%
Long-term contract for electric power, term	40 years
ASSETS
Cash and cash equivalents		CAD 15	23
Accounts receivable and other current assets		14	14
Utility capital assets		696	708
Intangible assets		30	30
Total assets		755	775
Liabilities [Abstract]
Accounts payable and other current liabilities		(3)	(18)
Other liabilities		(79)	(74)
Total liabilities		(82)	(92)
Net assets before partners’ equity		673	683
Net earnings
Revenue		91	70
Expenses
Operating		17	10
Depreciation and amortization		18	14
Finance charges		3	2
Total operating expenses		38	26
Net earnings (loss)		53	44
Gross capital expenditures		18	32
Dividends paid to non-controlling interests		CAD 31	11
Advances from non-controlling interests			CAD 9